Fair Value Measurements - Schedule of Instruments Not Carried at Fair Value (Details) - USD ($) $ in Thousands		Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Long term debt, including current portion:
Carrying value		$ 994,000	$ 1,816,450	$ 1,718,297
Fair value			1,218,606	$ 1,645,616
Level 2
Long term debt, including current portion:
Carrying value		994,000	1,816,450
Fair value	[1]	$ 925,660	$ 1,218,606

[1]	The fair value is based on market quotations from third party financial institutions and is classified as Level 2 in the hierarchy.